Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions
Quarterly advisory fees	$ 125
Advisory Fees	$ 889	$ 518